Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity
10.	Stockholders’ Equity

Common Stock

Pursuant to the Company’s eighth amended and restated certificate of incorporation, which went into effect immediately prior to the completion of the IPO, the Company is authorized to issue 350 million shares of common stock and 10 million shares of undesignated preferred stock. Each holder of common stock is entitled to one vote per share of common stock held.

On June 18, 2020, the Company completed its IPO. In the IPO, the Company issued and sold 6,666,667 shares of its common stock, at a price to the public of $15.00 per share. The Company received approximately $88.7 million in net proceeds, after deducting $7.0 million in underwriting discounts and commissions and $4.3 million in other offering expenses payable by the Company. Other offering costs consisted primarily of legal and accounting fees, which were direct and incremental fees related to the IPO. As of December 31, 2019, $1.1 million of deferred offering costs were included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheet.

Treasury Stock

In June 2014, the Company authorized an Equity Repurchase Program for Key Employees (the “Repurchase Program”). The Repurchase Program allowed the Company to repurchase for cash a portion of the common stock equity interests of certain employees, provided that (i) no more than 25% of the equity interest of any employee was repurchased under the Repurchase Program, (ii) the purchase price paid for each share of common stock equaled the most recent appraisal valuation of the Company’s common stock, and (iii) the aggregate repurchases did not exceed the lesser of (a) equity interest representing, in the aggregate, 0.8 million shares of common stock, (b) a purchase price, in the aggregate, of more than $6.0 million, and (c) the maximum repurchases permitted under the General Corporation Law of the State of Delaware. In addition, it was the Company’s practice to require individuals exercising stock options to hold the shares received upon exercising for a reasonable period of time in order for the holder to be exposed to the economic risks and rewards of share ownership prior to participating in the Repurchase Program. A reasonable period of time was defined as a period of at least six months and that covered at least two common stock appraisal valuations. The Repurchase Program has been discontinued.

Convertible Preferred Stock

As of December 31, 2019, the Company had outstanding Series A Preferred Stock and Series B Preferred Stock. The Company recorded the preferred stock at fair value on the dates of issuance net of issuance costs.

On August 27, 2019, the Company issued 9,090,910 shares of Series B Preferred Stock at an issuance price of $2.75 per share for an aggregate consideration of $25.0 million (the “August 2019 Financing”) pursuant to a Series B Preferred Stock Purchase Agreement with a private equity firm. In addition, the Company amended the Series B Preferred Stock Purchase Warrant dated October 27, 2017 to increase the Series B Preferred Stock underlying the Series B Preferred Stock Purchase Warrant from 1,416,431 shares to 1,818,182 shares and adjust the exercise price to $2.75 per share. The $25.0 million of proceeds from the August 2019 Financing were allocated among the newly issued Series B Preferred Stock shares and additional shares of Series B Preferred Stock Purchase Warrant based on their relative fair values.

In connection with the August 2019 Financing, the Board of Directors and stockholders approved a 1.28-for-1 stock split for the Company’s Series B Preferred Stock and Series B Preferred Stock Purchase Warrant issued and outstanding prior to the August 2019 Financing, which was effected on August 27, 2019 pursuant to an amendment to the amended and restated certificate of incorporation. The conversion price of the Series B Preferred Stock and exercise price of the outstanding Series B Preferred Stock Purchase Warrant was lowered from $3.53 to $2.75 per share. As a result, the Company issued 4,017,512 additional shares of Series B Preferred Stock as a stock dividend to the preferred stockholders, which was recorded as a $13.1 million increase to accumulated deficit in the consolidated statements of stockholders’ deficit during the year ended December 31, 2019.

On August 27, 2019, the Company entered into an Exchange Agreement with holders of Series A-1 Preferred Stock (the “Exchange Agreement”) pursuant to which the outstanding 1,500,000 shares of Series A-1 Preferred Stock were exchanged for 35,664,240 shares of Series B Preferred Stock. The exchange ratio was 1.2 to 1 on as-if converted to 4,810,651 shares of common stock that the Series A-1 Preferred Stock can be converted to, based on the conversion rate of 3.2 to 1. The Company determined that such exchange constituted a modification to the Series A-1 Preferred Stock. Accordingly, the increase comparing the fair value of the Series B Preferred Stock with the fair value of the Series A-1 Preferred Stock represented a dividend to the preferred stockholders of approximately $27.6 million, which was recorded as an increase to accumulated deficit in the consolidated statements of stockholders’ deficit during the year ended December 31, 2019.

On November 12, 2019, the Company entered into a Series B Preferred Stock Purchase Agreement (the “November Series B Preferred Stock Purchase Agreement”) with a private equity firm and received $25.0 million (the “November 2019 Financing”) in exchange for the issuance of 11,111,111 shares of Series B Preferred Stock at $2.25 per share. In connection with the November 2019 Financing, the Board of Directors and stockholders approved a 1.22-for-1 stock split for the Company’s Series B Preferred Stock and Series B Preferred Stock Purchase Warrant issued and outstanding prior to the November 2019 Financing. The conversion price of the Series B Preferred Stock and exercise price of the outstanding Series B Preferred Stock Purchase Warrant was lowered from $2.75 to $2.25 per share. As a result, the Company issued 13,985,993 additional shares of Series B Preferred Stock and adjusted the Series B Preferred Stock Purchase Warrant to purchase up to 2,222,222 shares of Series B Preferred Stock. The issuance of additional shares represented a stock dividend to the preferred stockholders, which was recorded as a $36.4 million increase to accumulated deficit in the consolidated statements of stockholders’ deficit during the year ended December 31, 2019. In connection with the November 2019 Financing, the Company amended the certificate of incorporation. Following the amendment, there are no authorized or outstanding shares of Series A-1 Preferred Stock.

On November 22, 2019, the Company completed an additional equity financing pursuant to the November Series B Preferred Stock Purchase Agreement with certain existing, accredited investors for an aggregate of $6.1 million in exchange for the issuance of an aggregate of 2,722,222 shares of Series B Preferred Stock at $2.25 per share.

On December 19, 2019, the Company completed an additional equity financing pursuant to the November Series B Preferred Stock Purchase Agreement with the same private equity firm as the November 2019 Financing for $25.0 million in exchange for the issuance of 11,111,111 shares of Series B Preferred Stock at $2.25 per share.

In February 2020, the Company issued and sold an aggregate of 5,066,666 shares of Series B Preferred Stock at a purchase price of $2.25 per share to existing investors in exchange for aggregate consideration of approximately $11.4 million.

On March 31, 2020, in connection with the Credit Agreement Amendment, which provided for the payment of interest due and payable as of March 31, 2020 and June 30, 2020 (only in the event the IPO had not been consummated by such date) in shares of Series B Preferred Stock, the Company issued an aggregate of 967,130 shares of Series B Preferred Stock at a subscription price of $2.25 per share to existing investors as payment for interest due and payable as of March 31, 2020 and all applicable fees.

On April 3, 2020, the Company issued and sold an aggregate of 4,444,444 shares of its Series B Preferred Stock at a purchase price of $2.25 per share to existing investors in exchange for aggregate consideration of approximately $10.0 million in cash.

The fair value of the preferred stock was estimated using a hybrid between a probability-weighted expected return method (“PWERM”) and option pricing model (“OPM”), estimating the probability weighted value across multiple scenarios, while using an OPM to estimate the allocation of value within one or more of these scenarios. Under a PWERM, the value of the Company’s various classes of stock was estimated based upon an analysis of future values for the Company assuming various future outcomes, including two IPO scenarios and one scenario contemplating the continued operation of the Company as a privately held enterprise. Guideline public company multiples were used to value the Company under its various scenarios. Share value for each class of stock was based upon the probability-weighted present value of expected future share values, considering each of these possible future outcomes, as well as the rights of each share class.

The significant unobservable inputs into the valuation model used to estimate the fair value of the preferred stock include the timing of potential events (primarily the IPO) and their probability of occurring, the selection of guideline public company multiples, a discount for the lack of marketability of the common stock, and the discount rate used to calculate the present value of the estimated equity value allocated to each share class.

Preferred stock outstanding as of December 31, 2019 consisted of the following (in thousands, except share and per share data):

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Per Share Price at Issuance	Aggregate Liquidation Preference
Series A	4,120,000	4,120,000	$0.48543	$2,000
Series B	126,035,000	101,867,405	2.25000	229,202

Total preferred stock	130,155,000	105,987,405		$231,202

In connection with the IPO, on June 18, 2020, all outstanding Series A Preferred Stock and Series B Preferred Stock converted into 33,443,562 shares of common stock, including the issuance of 2,045,522 shares of common stock pursuant to an adjustment in the conversion rate of all of the shares of Series B Preferred Stock outstanding immediately prior to the IPO. Upon conversion of the convertible preferred stock, the Company reclassified their carrying value to common stock and additional paid-in capital.

Common Stock Reserved for Future Issuance

The Company reserved shares of common stock, on an as-if-converted basis, for future issuance as follows:

	September 30, 2020	December 31, 2019
Series A Preferred Stock	—	13,213,254
Series B Preferred Stock	—	16,488,731
Series B Preferred Stock Purchase Warrant	—	359,699
Common stock warrant	400,160	—
Restricted stock units outstanding	1,194,077	322,608
Outstanding options to purchase common stock	3,531,577	2,561,866
Available for future issuance under equity incentive plan	4,109,953	1,717,817

Total	9,235,767	34,663,975

10. Stockholders’ Equity

Common Stock

Pursuant to the November 2019 sixth amended and restated certificate of incorporation, the Company is authorized to issue 300 million shares of common stock. Each holder of common stock is entitled to one vote per share of common stock held.

Treasury Stock

In June 2014, the Company authorized an Equity Repurchase Program for Key Employees (the “Repurchase Program”). The Repurchase Program allows the Company to repurchase for cash a portion of common stock equity interest of certain employees, provided that (i) no more than 25% of the equity interest of any employee shall be repurchased under the Repurchase Program, (ii) the purchase price to be paid for each share of common stock shall equal the most recent appraisal valuation of the Company’s common stock, and (iii) the aggregate repurchases shall not exceed the lesser of (a) equity interest representing, in the aggregate, 0.8 million shares of common stock, (b) a purchase price, in the aggregate, of more than $6.0 million, and (c) the maximum repurchases permitted under the General Corporation Law of the State of Delaware. In addition, it is the Company’s practice to require individuals exercising stock options to hold the shares upon exercising for a reasonable period of time in order for the holder to be exposed to the economic risks and rewards of share ownership prior to participating in the Repurchase Program. A reasonable period of time is defined as a period of at least six months and that covers at least two common stock appraisal valuations.

On December 19, 2017, the Company extended the offer to certain key employees to repurchase up to 0.6 million shares in aggregate at a price of $21.81 per share of Company’s common stock. In February 2018, the Company completed the offer and paid an aggregate of $12.5 million to repurchase 0.6 million shares of Company’s common stock. At the time of repurchase, the Company’s common stock was appraised at $19.65 per share which resulted in a recording of $11.3 million as treasury stock. The difference of $1.2 million was recorded as stock-based compensation expense.

Convertible Preferred Stock

As of December 31, 2018, the Company had outstanding Series A Preferred Stock, Series A-1 Preferred Stock and Series B Preferred Stock. As of December 31, 2019, the Company had outstanding Series A Preferred Stock and Series B Preferred Stock. The Company recorded the preferred stock at fair value on the dates of issuance net of issuance costs.

On August 27, 2019, the Company issued 9.1 million shares of Series B Preferred Stock at an issuance price of $2.75 per share for an aggregate consideration of $25.0 million (the “August 2019 Financing”) pursuant to a Series B Preferred Stock Purchase Agreement with a private equity firm. In addition, the Company amended the Series B Preferred Stock Purchase Warrant dated October 27, 2017 to increase the Series B Preferred Stock underlying the Series B Preferred Stock Purchase Warrant from 1.4 million to 1.8 million shares and adjust the exercise price to $2.75 per share. The $25.0 million of proceeds from the August 2019 Financing are allocated among the newly issued Series B Preferred Stock shares and additional shares of Series B Preferred Stock Purchase Warrant at their relative fair values.

In connection with the August 2019 Financing, the board of directors and stockholders approved a 1.28-for-1 stock split for the Company’s Series B Preferred Stock and Series B Preferred Stock Purchase Warrant issued and outstanding prior to the August 2019 Financing, which was effected on August 27, 2019 pursuant to an amendment to the amended and restated certificate of incorporation. The conversion price of the Series B Preferred Stock and exercise price of the outstanding Series B Preferred Stock Purchase Warrant was lowered from $3.53 to $2.75 per share. As a result, the Company issued 4.0 million additional shares of Series B Preferred Stock as a stock dividend to the preferred stockholders, which was recorded as a $13.1 million increase to accumulated deficit on the accompanying consolidated statements of stockholders’ deficit during the year ended December 31, 2019.

On August 27, 2019, the Company entered into an Exchange Agreement with holders of Series A-1 Preferred Stock (the “Exchange Agreement”) pursuant to which the outstanding 1,500,000 shares of Series A-1 Preferred Stock were exchanged for 35,664,240 shares of Series B Preferred Stock. The exchange ratio is 1.2 to 1 on as-if converted to 4,810,651 shares of common stock that the Series A-1

Preferred Stock can be converted to, based on the conversion rate of 3.2 to 1. The Company determined that such exchange was a modification to the Series A-1 Preferred Stock. Accordingly, the increase comparing the fair value of the Series B Preferred Stock with the fair value of the Series A-1 Preferred Stock represents a dividend to the preferred stockholders, which was approximately $27.6 million and recorded as an increase to accumulated deficit on the accompanying consolidated statements of stockholders’ deficit during the year ended December 31, 2019.

On November 12, 2019, the Company entered into a Series B Preferred Stock Purchase Agreement (the “November Series B Preferred Stock Purchase Agreement”) with a private equity firm and received $25.0 million (the “November 2019 Financing”) in exchange for the issuance of 11.1 million shares of Series B Preferred Stock at $2.25 per share. In connection with the November 2019 Financing, the board of directors and stockholders approved a 1.22-for-1 stock split for the Company’s Series B Preferred Stock and Series B Preferred Stock Purchase Warrant issued and outstanding prior to the November 2019 Financing. The conversion price of the Series B Preferred Stock and exercise price of the outstanding Series B Preferred Stock Purchase Warrant was lowered from $2.75 to $2.25 per share. As a result, the Company issued 14.0 million additional shares of Series B Preferred Stock and adjusted the Series B Preferred Stock Purchase Warrant to purchase up to 2.2 million shares of Series B Preferred Stock. The issuance of additional shares represented a stock dividend to the preferred stockholders, which was recorded as a $36.4 million increase to accumulated deficit on the accompanying consolidated statements of stockholders’ deficit during the year ended December 31, 2019.

On November 22, 2019 the Company completed an additional equity financing pursuant to the November Series B Preferred Stock Purchase Agreement with certain existing, accredited investors for an aggregate of $6.1 million in exchange for the issuance of an aggregate of 2.7 million shares of Series B Preferred Stock at $2.25 per share.

On December 19, 2019, the Company completed an additional equity financing pursuant to the November Series B Preferred Stock Purchase Agreement with the same private equity firm as the November 2019 Financing for $25.0 million in exchange for the issuance of 11.1 million shares of Series B Preferred Stock at $2.25 per share.

The fair value of the preferred stock was estimated using a hybrid between a probability-weighted expected return method (“PWERM”) and option pricing model (“OPM”), estimating the probability weighted value across multiple scenarios, while using an OPM to estimate the allocation of value within one or more of these scenarios. Under a PWERM, the value of the Company’s various classes of stock was estimated based upon an analysis of future values for the Company assuming various future outcomes, including two IPO scenarios and one scenario contemplating the continued operation of the Company as a privately held enterprise. Guideline public company multiples were used to value the Company under its various scenarios. Share value for each class of stock was based upon the probability-weighted present value of expected future share values, considering each of these possible future outcomes, as well as the rights of each share class.

The significant unobservable inputs into the valuation model used to estimate the fair value of the preferred stock include the timing of potential events (primarily the IPO) and their probability of occurring, the selection of guideline public company multiples, a discount for the lack of marketability of the common stock, and the discount rate used to calculate the present value of the estimated equity value allocated to each share class.

Preferred stock outstanding as of December 31, 2018 and 2019 consisted of the following (in thousands, except share and per share data):

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Per Share Price at Issuance	Aggregate Liquidation Preference
Series A	4,120,000	4,120,000	$0.48543	$2,000
Series A-1	2,000,000	1,500,000	9.00000	13,500
Series B	15,580,737	14,164,306	3.53000	50,000

Total preferred stock	21,700,737	19,784,306		$65,500

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Per Share Price at Issuance	Aggregate Liquidation Preference
Series A	4,120,000	4,120,000	$0.48543	$2,000
Series A-1	—	—	9.00000	—
Series B	126,035,000	101,867,405	2.25000	229,202

Total preferred stock	130,155,000	105,987,405		$231,202

On November 12, 2019, in connection with the November 2019 Financing, the Company amended the certificate of incorporation. Following the amendment, there are no authorized or outstanding shares of Series A-1 Preferred Stock. Pursuant to the sixth amended and restated certificate of incorporation, the stockholders of preferred stock have the following rights, preferences, and privileges:

Dividend Rights

The Company cannot declare, pay or set aside any dividends on shares of common stock (other than dividends on shares of common stock payable in shares of common stock) unless the holders of the outstanding preferred stock also receive a dividend in an amount equal to the product of dividend payable on each share of common stock and the number of shares of common stock then issuable upon conversion of such share of preferred stock.

No other dividends can be declared, paid or set aside besides the aforementioned dividends to the convertible preferred stock.

Liquidation Preference

Upon a liquidation event, as defined in the amended and restated certificate of incorporation, the holders of Series A and Series B Preferred Stock are entitled to receive, prior to and in preference to any distribution of the proceeds of such liquidation to common stockholders, an amount per share equal to $0.48543 and $2.25, respectively, plus any declared but unpaid dividends on such shares. If the proceeds distributed among the holders of the preferred stock are insufficient to permit the Series A and Series B Preferred Stock holders to receive the full payment noted above, then the entire proceeds legally available for distribution shall be distributed ratably among the holders of the convertible preferred stock in proportion to the full preferential amount that each such holder is otherwise entitled to receive with the holders of Series B Preferred Stock having priority and preference to Series A Preferred Stock.

Voting Rights

The holders of each share of preferred stock have the right to one vote for each share of common stock into which such preferred stock could then be converted.

Holders of Series A Preferred Stock, or holders of Series B Preferred Stock voting together as a separate class, can vote for the number of directors that is proportionate to shares of common stock that each share of preferred stock can be converted into relative to all voting shares, provided at least 2.5 million and 40.0 million shares of Series A and Series B Preferred Stock, respectively, are outstanding, and Series B Preferred Stock constitutes at least 10% of the voting shares.

Conversion Rights

Each share of preferred stock is convertible, at the option of the holder, into fully paid and non-assessable shares of common stock determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion. The original issue prices of Series A and Series B Preferred Stock are $0.48543 and $2.25 per share, respectively. The initial conversion prices of Series A and Series B Preferred Stock are $0.15 and $13.90 per share, respectively.

Shares of Series A and Series B Preferred Stock will be automatically converted into fully paid shares of common stock immediately upon the earlier of: (a) the closing of the sale of shares of common stock to the public at a minimum price of $13.90 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to common stock, in a firm-commitment underwritten IPO pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $50.0 million of gross cash proceeds to the Company (such IPO, a “Qualified IPO”) or (b) at the date specified by written consent, or affirmative vote, or agreement of the holders of at least 75% of Series A Preferred Stock and Series B Preferred Stock, voting as separate classes.

In the event of the consummation of a Qualified IPO, the conversion price per share of Series B Preferred Stock shall be adjusted to equal the lesser of (1) the then current conversion price per share of Series B Preferred Stock and (2) the “Price to Public” per share of common stock specified in the final prospectus with respect to the Qualified IPO (the “Public Price”).

Or in the event of the consummation of an IPO where the Public Price is less than $15.986 per share of common stock, the conversion rate per share of Series B Preferred Stock shall be adjusted, as of immediately prior to the consummation of the Qualified IPO, such that each share of Series B Preferred Stock shall be convertible into a number of shares of common stock equal to the quotient of (1) the Series B Preferred Stock original issue price divided by (2) the Public Price multiplied by 0.865.

Redemption Rights

The Company’s shares of preferred stock are not mandatorily redeemable.

A liquidation event will be deemed to occur upon certain sales and merger of the Company. Such deemed liquidation event will require consent of the majority of the outstanding Series B Preferred Stock, unless the consideration from such event will result into a minimum of $16.68 per share to Series B Preferred Stock or common stock converted into.

Common Stock

The Company reserved shares of common stock, on an as-if-converted basis, for future issuance as follows:

	December 31, 2018	December 31, 2019
Series A Preferred Stock	13,213,254	13,213,254
Series A-1 Preferred Stock	4,810,649	—
Series B Preferred Stock	2,292,700	16,488,731
Series B Preferred Stock Purchase Warrant	229,270	359,699
Restricted stock units	85,801	322,608
Outstanding options to purchase common stock	2,537,299	2,561,866
Options available for future issuance	432,388	1,717,817

Total	23,601,361	34,663,975